Financial liabilities - Disclosure of Cumulated Net Sales Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Minus Ten Percent
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	€ (35,584)
Fair value P&L impact	(8,040)
Global impact	169
Based cumulated net sales
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	(35,754)
Fair value P&L impact	(8,210)
Global impact	0
Plus Ten Percent
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	(35,923)
Fair value P&L impact	(8,379)
Global impact	€ (169)